SEGMENTED INFORMATION (Details - Geographical Information) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	$ 735	$ 683	$ 1,528	$ 1,360
Consolidated property, plant and equipment and equity-accounted investments	26,897		26,897		$ 27,817
United States
Disclosure of operating segments [line items]
Revenues	245	255	495	488
Consolidated property, plant and equipment and equity-accounted investments	11,311		11,311		11,131
Colombia
Disclosure of operating segments [line items]
Revenues	219	190	442	388
Consolidated property, plant and equipment and equity-accounted investments	5,468		5,468		5,401
Canada
Disclosure of operating segments [line items]
Revenues	97	126	226	259
Consolidated property, plant and equipment and equity-accounted investments	5,496		5,496		5,810
Brazil
Disclosure of operating segments [line items]
Revenues	106	91	209	167
Consolidated property, plant and equipment and equity-accounted investments	2,916		2,916		3,479
Europe
Disclosure of operating segments [line items]
Revenues	24	21	68	58
Consolidated property, plant and equipment and equity-accounted investments	1,379		1,379		1,332
Other
Disclosure of operating segments [line items]
Revenues	44	$ 0	88	$ 0
Consolidated property, plant and equipment and equity-accounted investments	$ 327		$ 327		$ 664